GOODWILL AND OTHER INTANGIBLE ASSETS Future Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill, Impairment Loss	$ 0	$ 0
Accumulated impairment charges	4,200
Trade Names
Indefinite lived intangible assets	12,500	12,500
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Impairment of intangible assets	$ 0	$ 0